Annual Total Returns[BarChart] - Nationwide American Century Small Cap Income Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.17%)	18.71%	41.39%	1.66%	(6.46%)	26.09%	7.57%	(17.26%)	21.15%	4.58%